Financial Instruments (Details) - CAD ($) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2017
Financial Instruments (Details) [Line Items]
Maximum exposure to credit risk	$ 1,589.5	$ 924.2	$ 1,589.5	$ 924.2
Allowance for doubtful accounts	5.2	7.3	5.2	7.3
Borrowings before deferred financing costs	3,794.7	3,184.8	$ 3,794.7	3,184.8
Net increase impact of 5 percent increase (decrease)	174.0	158.5
Other comprehensive income impact of 5 percent increase (decrease)	$ 57.0	35.6
Fixed interest rates	2.04%		2.04%
Cash and cash equivalents	$ 81.0		$ 81.0
Short-term investments		$ 130.4		$ 130.4
Discount rate cash flow	4.60%	4.40%	4.60%	4.40%
Bottom of range [member]
Financial Instruments (Details) [Line Items]
Discount rate used to discount Canadian dollar cash flows	0.08%	0.08%	0.08%	0.08%
Top of range [member]
Financial Instruments (Details) [Line Items]
Discount rate used to discount Canadian dollar cash flows	1.37%	0.54%	1.37%	0.54%
North American [Member]
Financial Instruments (Details) [Line Items]
North American	54.00%	50.00%	54.00%	50.00%
International customers [Member]
Financial Instruments (Details) [Line Items]
North American	46.00%	50.00%	46.00%	50.00%
Term Loan B - Canadian Facility [Member]
Financial Instruments (Details) [Line Items]
Variable interest rate	$ 450.0		$ 450.0		$ 1,800.0
Term Loan B - Canadian Facility [Member] | Bottom of range [member]
Financial Instruments (Details) [Line Items]
Fixed interest rates					1.72%
Term Loan B - Canadian Facility [Member] | Top of range [member]
Financial Instruments (Details) [Line Items]
Fixed interest rates					2.04%
Interest Rates Floor [Member]
Financial Instruments (Details) [Line Items]
Percentage of variable interest rate	0.25%		0.25%
Net income loss impact of 0.25 percent change in interest rates			$ 4.9	$ 4.1